Selling, general and administrative expenses	6 Months Ended
Jun. 30, 2023
Selling, General and Administrative Expense [Abstract]
Selling, general and administrative expenses	Selling, general and administrative expenses
Selling, general and administrative expenses consisted of the following for the three and six months ended June 30, 2023 and 2022:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Personnel expenses	$55,393	$44,795	$103,841	$89,862
Share-based compensation	21,806	26,879	48,669	54,381
Travel expenses	11,830	6,557	22,649	10,621
Professional services	10,110	7,626	19,003	16,567
Office expenses	5,328	7,018	11,770	13,067
Other expenses	15,270	11,997	24,409	17,849
	$119,737	$104,872	$230,341	$202,347